INTANGIBLE ASSETS, NET - Amortization Expense on Intangible Assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense on property and equipment
Total amortization expense	¥ 2,521,709	¥ 2,072,389	¥ 696,800
Cost of revenues
Depreciation expense on property and equipment
Total amortization expense	184,906
General and administrative expenses
Depreciation expense on property and equipment
Total amortization expense	¥ 2,336,803	¥ 2,072,389	¥ 696,800